Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 8 — Fair Value Measurements

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

At December 31, 2024 and 2023, assets held in the Trust Account were comprised of $24,075,435 and $258,971,518, respectively, in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations. For the year ended December 31, 2024, the Company withdrawn $246,916,015 on the Trust Account in connection with the redemption. From March 6, 2023 (inception) through December 31, 2023, the Company did not withdraw any dividend earned on the Trust Account.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2024 and 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2024	December 31, 2023
Assets:
Marketable securities held in Trust Account	1	$24,075,435	$258,971,518

Liabilities:
Forward Purchase Agreement	3	$49,275	$—

Forward Purchase Agreements

The Company established the fair value of the Forward Purchase Agreements using Black Scholes Model that values Forward Purchase Agreements based on future projections of the various potential outcomes, and classified as a Level 3 fair value measurement.

The following table provides additional quantitative information regarding the Level 3 fair value measurement inputs at their measurement dates for the Forward Purchase Agreements liability:

	At initial issuance November 13, 2024	At initial issuance November 14, 2024	December 31, 2024
Stock Price	$10.79	$10.80	$11.48
Expected Redemption Price	$11.10	$11.10	$11.13
Volatility	9.72%	9.84%	6.70%
Term (in years)	0.95	0.95	0.81
Risk-free rate	4.38%	4.42%	4.19%
Probability of Business Combination Close	85%	85%	85%

The following table presents the changes in the fair value of Forward Purchase Agreements liability for the period ended December 31, 2024:

Forward Purchase Agreement
January 1, 2024	$—
Initial recognition at November 13, 2024 of 700,000 shares	200,417
Initial recognition at November 14, 2024 of 700,000 and 300,000 shares	284,426
Change in fair value	(435,568)
Fair value of Forward Purchase Agreements liability as of December 31, 2024	$49,275